Schedule of Changes in Estimated Fair Value of Warrant Liability (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Fair value measurements Significant unobservable inputs [Line Items]
Beginning balance			$ 1,603	$ 22,355	$ 22,355	$ 40,483
Change in estimated fair value of liability classified warrants	$ 0	$ (12,773)	(1,603)	(20,819)	(20,752)	(18,122)	$ 22,870
Ending balance	0		0		1,603	22,355	$ 40,483
Fair Value, Measurements, Recurring [Member] | Level 3
Fair value measurements Significant unobservable inputs [Line Items]
Beginning balance			1,603	22,355	22,355
Reclassification of warrant liability to equity upon exercise of warrants					0	(6)
Change in estimated fair value of liability classified warrants			(1,603)	(20,819)	(20,752)	(18,122)
Ending balance	$ 0	$ 1,536	$ 0	$ 1,536	$ 1,603	$ 22,355